Contingencies, Commitments, and Responsibilities	12 Months Ended
Dec. 31, 2022
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Contingencies, Commitments, and Responsibilities

Note 23 – Contingencies, Commitments, and Responsibilities

a)    Lawsuits and Legal Proceedings

Lawsuits against the Bank with provision

As of the date of issuance of these Consolidated Financial Statements, legal actions have been filed against the Bank and its subsidiaries involving its transactions in the ordinary course of business. They are mainly lawsuits pending against the Bank related to loans and other matters, most of which, according to the Bank’s Legal Services Divisions involved in the suits, present no risk of significant loss.

The amount of the claims amounts to approximately MCh$43,913 as of December 31, 2022 (MCh$29,444 as of December 31, 2021). However, in Management’s opinion based on reports from the Legal Division as of December 31, 2022, it is more likely than not that these lawsuits will not result in significant losses not contemplated by the Bank in these Consolidated Financial Statements. Notwithstanding the above, as of December 31, 2022, provisions of MCh$1,337 (MCh$250 as of December 31, 2021) are maintained.

Itaú Colombia S.A.

The Bank and its subsidiaries are involved in civil, administrative and labor proceedings. The outstanding civil and administrative proceedings, them are related to banking transactions, and the remaining ones derive from the ownership of leased assets.

Such claims amounts to MCh$27,820 as of December 31, 2022 (MCh$46,356 as of December, 31 2021). According to the evaluation of the expected results in each lawsuits the Bank has recorded a provision of MCh$1,602 as of December 31, 2022 (MCh$1,904 as of December 31, 2021).

b)    Commitments

Transaction Agreement

On January 29, 2014, Inversiones Corp Group Interhold Limitada, Inversiones Saga Limitada (together “CorpGroup”), Itaú-Unibanco Holding S.A. Corpbanca, and Banco Itaú Chile, entered into a contract called “Transaction Agreement” (hereinafter, the “Transaction Agreement” or the “TA”) as amended, supplemented and replaced from time to time; in accordance with the contract, they agreed a strategic association of their operations in Chile and Colombia, This strategic association gave rise to the merger of Corpbanca and Banco Itaú Chile, which was renamed “Itaú Corpbanca” and took place on April 1, 2016.

Acquisition of shares of Itaú Corpbanca Colombia owned by CorpGroup

The Transaction Agreement (from January 2014 and its subsequent modifications) also contemplates that on January 28, 2022 Itaú Corpbanca will purchase from CorpGroup the 12.36% of shares in Itaú Corpbanca Colombia, equivalent to the participation that CorpGroup held (directly or through other entities) in said entity at the merger date, corresponding to 93,306,684 shares. The purchase price agreed will be US$3.5367 per share, amounting to US$329,997,749.30, plus interest from August 4, 2015 until the payment date at an annual interest rate equal to Libor plus 2.7% minus the sum of the aggregate amount of dividends paid by Itaú Corpbanca Colombia to CorpGroup for the corresponding shares Benchmark prices are defined using similar durations, type of currency and are traded the equivalent of every day.

Note 23 – Contingencies, Commitments, and Responsibilities, continued

By Resolution No. 8159 dated December 28, 2021, and in accordance with the provisions of Article 76 et seq. of the General Banking Law, the Financial Market Commission authorized Itaú Corpbanca to make investments abroad consisting of: i) incorporating a simplified joint stock company in the Republic of Colombia, called Itaú Holding Colombia S.A.S., as a subsidiary of the Bank; ii) to acquire, directly and indirectly, through Itaú Holding Colombia S.A.S., a total of up to 93,306,684 shares of its subsidiary Itaú Corpbanca Colombia S.A., equivalent to 12.36% of its ownership.In accordance with Article 76 of the General Banking Law, investments in shares of banks established abroad are subject to the prior approval of the Superintendency of Banks and Financial Institutions (currently CMF), as well as the Central Bank of Chile (BCCH), which in turn is subject to compliance with the conditions set forth in Article 78 of the aforementioned law.

Additionally, in the case of banks incorporated in Colombia, a possible acquisition of shares in Itaú Corpbanca Colombia by Itaú Corpbanca is also subject to the prior authorization of the Colombian Financial Superintendency (SFC).

On February 22, 2022, Itaú Corpbanca acquired, directly and indirectly, all of the shares of Itaú Corpbanca Colombia S.A. owned by CorpGroup Interhold S.p.A., CorpGroup Banking S.A. and CG Financial Colombia S.A.S., representing approximately 12.36% of the share capital of Itaú Corpbanca Colombia S.A., for a total price of US$414,142,063.65. As a result of these acquisitions, Itaú Corpbanca owns, directly and indirectly, approximately 99.4617% of the capital stock of Itaú Corpbanca Colombia S.A., being its direct interestapproximately 94.99%.

Itaú Corpbanca directly acquired approximately 7.89% of the capital stock of Itaú Corpbanca Colombia and its new subsidiary in Colombia – Itaú Holding Colombia S.A.S. – acquired the remaining approximately 4.47%. With respect to the latter, the creation in Colombia of the subsidiary Itaú Holding Colombia S.A.S., whose capital stock is wholly owned by Itaú Corpbanca,  was duly authorized by the Financial Market Commission and by the Central Bank of Chile for such purpose.

1. Acquisition of the MCC entities

In accordance with the Transaction Agreement and Itaú Unibanco Holding S.A. assumed the obligation to transfer to Itaú Corpbanca, and the latter the obligation to acquire, 100% of its shares in MCC Securities Inc,, MCC Asesorías SpA, and MCC S.A. Corredores de Bolsa (herein “MCC entities”) in accordance with the terms agreed upon and subject to normal terms and conditions for this kind of transactions.

The Board of Directors’ authorization to acquire the MCC entities under the Transaction Agreement and in accordance with the provisions of Title XVI of Law No, 18,046 on Corporations is contained in agreements reached in ordinary Board meetings dated May 29, 2019 and April 28, 2021.

The acquisition of the shares of the MCC entities by Itaú Corpbanca is subject to the corresponding regulatory approvals, including approval from the Commission for the Financial Market and from the Central Bank of Brazil.

Through Resolution No, 1847 dated March 21, 2022, the Financial Market Commission authorized Itaú Corpbanca to proceed with: (i) acquire, directly and indirectly, together with its subsidiary Itaú Asesorías Financieras Limitada, 100% of the shares of MCC S.A. Stockbrokers; and (ii) directly acquire 100% of the shares of MCC Asesorías SpA.

On June 1, 2022, after obtaining the regulatory approvals from the banking regulators in Chile and Brazil, and in accordance with the provisions of the Transaction Agreement entered into by Itaú Corpbanca, Itaú Unibanco Holding S.A. Itaú Unibanco Holding S.A. CorpGroup Interhold SpA, CorpGroup Interhold SpA and Inversiones Gasa Limitada on January 29, 2014, and as amended on June 2, 2015 and January 20, 2017, Itaú Corpbanca acquired all of the shares in

Note 23 – Contingencies, Commitments, and Responsibilities, continued

MCC Asesorías SpA, and, together with its subsidiary Itaú Asesorías Financieras Ltda,, it acquired all of the shares in MCC S.A. Corredores de Bolsa, The total price for all the above transactions was US$30,727,453.

As a result of the acquisition of all the shares in MCC Asesorías SpA, this company was dissolved in accordance with the provisions in its bylaws, resulting in its merger with Itaú Corpbanca, which absorbed said company by owning 100% of its shares, and which then will become the legal successor to MCC S.A. Corredores de Bolsa, In addition, on the same date, an extraordinary shareholders’ meeting took place which decided to merge MCC S.A. Corredores de Bolsa into Itaú Corredores de Bolsa Limitada, As a result, Itaú Corredores de Bolsa Limitada emerged as the subsisting entity, holding all the equity, rights, obligations, assets and liabilities of MCC S.A. Corredores de Bolsa, which was dissolved and then absorbed by Itaú Corredores de Bolsa Limitada, which will be the legal successor to MCC S.A. Corredores de Bolsa.

2. Termination of Transaction Agreement

On July 14, 2022, a Material Event of Itaú Corpbanca reported, among other facts, the following: that on June 3, 2022, Itaú Corpbanca, Itaú Unibanco Holding S.A. CorpGroup Interhold SpA, CorpGroup Interhold SpA, Inversiones Gasa Limitada and other entities related to CG Banking, entered into a “Termination Letter”, in order to terminate, among others, the Transaction Agreement entered into between those same parties on January 29, 2014, as amended on June 2, 2015 and January 20, 2017 (the “Transaction Agreement” or the “TA”), The Termination Letter took effect on July 14, 2022.

Acquisition of 20% ownership in Itaú Corredor de Seguros Colombia S.A.

On November 5, 2019, Itaú Corpbanca committed to acquire 20% of the shares that Helm LLC holds in Itaú Corredor de Seguros de Colombia S.A.

By Resolution No, 8159 dated December 28, 2021, and in accordance with the provisions of Article 76 and subsequent articles of the General Banking Law, the Financial Market Commission authorized Itaú Corpbanca to make investments abroad consisting of directly and indirectly acquiring, through Itaú Holding Colombia S.A. 4,800 shares issued by Itaú Corredor de Seguros Colombia S.A. equivalent to 20% of the share capital of the latter company. After obtaining the necessary regulatory approvals to proceed with this acquisition, on March 25, 2022, Itaú Corpbanca and its subsidiary Itaú Holding Colombia S.A.S. acquired the 4,800 shares owned by Helm LLC in Itaú Corredor de Seguros Colombia S.A. at a total price of US$3,188,323.

Note 23 – Contingencies, Commitments, and Responsibilities, continued

c)	Contingent loans

The following table contains the amounts for which the Bank and its subsidiaries are contractually obliged to grant loans together with the relevant allowances for loan losses:

	As of December 31,
	2022	2021
	MCh$	MCh$
Collateral and guarantees	603,177	552,340
Confirmed foreign letters of credit	153,764	284,259
Letters of credit issued	8,950	10,472
Documented guarantees	1,954,387	1,800,785
Available on demand credit lines	4,757,552	4,496,446
Other credit commitments	601,476	715,621
Totals	8,079,306	7,859,923

For information on provisions for contingent loans, see Note 21, letter b.

d)    Responsibilities

The Bank and its subsidiaries have the following responsibilities arising from its regular course of business:

	As of December 31,
	2022	2021
	MCh$	MCh$
Third-party transactions
Debt Collections	16,387	18,270
Transferred financial assets managed by the Bank	1,126,576	1,122,204
Third-party resources managed by the Bank and its subsidiaries	480,718	—
Subtotal	1,623,681	1,140,474
Custody of securities
Safeguarded securities held by the Bank and its affiliates	5,122,461	3,818,287
Safeguarded securities deposited in another entity	287,000	245,863
Securities issued by the Bank itself	100,506	100,106
Subtotal	5,509,967	4,164,256
Totals	7,133,648	5,304,730

Note 23 – Contingencies, Commitments, and Responsibilities, continued

e)    Guarantees, Contingencies and other

Banco Itaú Chile

As a result of the financial tensions generated by the pandemic Covid-19, the Central Bank of Chile has made available to the banks the Conditional Credit Facility to Increase Loans (FCIC) and the Liquidity Credit Line (LCL), This special financial line FCIC is guaranteed by high quality credit and/or bonds issued by the Central Bank of Chile (BCCh), They do not have a secondary market and, therefore, their value is estimated using an extension of the Hull-White model, used widely by the financial services industry. On January 31, 2022, the Central Bank established an optional mecanisim in order to incorporate LCL into the FCIC. The bank consolidate both instruments into FCIC extending its maturity for an additional two years.

As of December 31, 2022, the bank has endorsed loans to guarantee the use of the Facility of Credit Conditional on the Increase in Loans (FCIC) provided by the Central Bank of Chile, The outstanding principal amount of the pledged loans totals MCh$2,401,690 (as of December 31, 2021 MCh$1,946,822 and as of January 1, 2021 MCh$1,766,997), while the credit quality of the loans granted varies between A1 and A4, Additionally, the bank has pledged as collateral, financial instruments classified in the portfolio at fair value through other comprehensive income for an amount of MCh$200,096 (as of December 31, 2021 MCh$837,869 and January 1, 2021 MCh$319,213).

Itaú Corredores de Seguros S.A.

In order to comply with Article 58, letter d) of the Chilean Decree with Force of Law (“DFL”) 251 of 1930, which states that, “Insurance brokers, in order to conduct business, must comply with the requirement of contracting insurance policies as determined by the Commission for the Financial Market (Ex- Superintendency of Securities and Insurance), in order to correctly and fully comply with the obligations arising from its activities and especially regarding damages that may be incurred by insured parties taking policies through the brokerage house,” the subsidiary has renewed the following insurance policies:

Entity	From	To	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A	4-15-2022	4-14-2023 (1)	60,000 and 500	Itaú Corredores de Seguro S.A

(1) Policy N°6302137 and N° 6302138 were renewed on April 15, 2023, for UF500 and UF60,000, respectevely.

Itaú Corredores de Bolsa Limitada

In order to comply with articles 30 and 31 of Chilean Law 18,045, this subsidiary kept a bank guarantee certificate with the Chilean Electronic Stock Exchange and Santiago Stock Exchange, to ensure the correct and complete fulfillment of its obligations as stockbroker. The beneficiaries are the current or future creditors that the subsidiary has or will have derived from its transactions.  The detail of the bank guarantee certificate is as follows:

Entity	From	To	Amount (UF)	Beneficiary
Mapfre Compañía de Seguros S.A	4-22-2022	4-22-2024	16,000	Bolsa Electrónica de Chile
Mapfre Compañía de Seguros S.A	4-22-2022	4-22-2024	4,000	Bolsa de Comercio de Santiago

In addition, the Company has contracted a comprehensive insurance policy to provide for possible situations of operational fidelity. The detail of the comprehensive insurance policy is as follows:

Entity	From	To	Amount (UF)	Beneficiary
Orion Seguros Generales S.A.	06-30-2022	06-30-2023	5,000 and 10,000	Bolsa Electrónica de Chile

Note 23 – Contingencies, Commitments, and Responsibilities, continued

The Company pledged the shares of the Santiago Stock Exchange in favor of said company, to guarantee compliance with the obligations with respect to transactions carried out with other brokers. The amount amounts to MCh$326 as of December 31, 2022 (MCh$8,661 as of December 31, 2021).

The Broker is registered in the Registry of Portfolio Administrators since November 22, 2017, for which it maintains a guarantee ticket in Banco Itaú Chile with an expiration date of June 18, 2022, for an amount of UF 10,000 as representative of the beneficiaries of the guarantee in articles 98 and 99 of Law No. 20,172, in order to guarantee the faithful and full compliance of the Portfolio Administration obligations.

There are guarantees constituted of US$100,000 equivalent to MCh$85, to guarantee operations with foreign traders, Pershing.

As of December 31, 2022, the Broker maintains in the Santiago Stock Exchange, cash and fixed income securities to guarantee operations in the Securities Clearing and Settlement House for MCh$4,773 (MCh$4,610  as of December 31, 2021).

Itaú Administradora General de Fondos S.A.

During the year 2022, the Company has contracted a guarantee certificate in order to guarantee the faithful fulfillment of the obligations of the Administrator for the administration of third party funds and the indemnification of the damages resulting from its non-compliance in accordance with the provisions of articles 12 and 13 of the Sole Law of Funds No. 20,712.

Below are the guarantee slips and beneficiaries that Itaú Administradora General de Fondos S.A. maintains in effect to date, which were required to comply with the obligations of portfolio management contracts, their committees, Funds, payment of labor and social obligations with the contractor’s workers:

Entity	From	To	Amount (UF)	Beneficiary
Banco Bice	12-30-2021	12-29-2023	500	Corporación del fomento de la producción CORFO
Banco Bice	12-30-2021	12-29-2023	15,000	Corporación del fomento de la producción CORFO